8. PROPERTY, PLANT AND EQUIPMENT: Schedule of Changes in Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Changes in Property, Plant and Equipment

A summary of the Company’s property, plant and equipment is as follows:

	Computers	Furniture and fixtures	Building	Land	Machinery and equipment	Vehicles	Total
	$	$	$	$	$	$	$
Cost
Balance, December 31, 2023	67,782	13,210	358,420	69,000	56,288	130,050	694,750
Additions	221	-	-	-	-	-	221
Balance, December 31, 2024	68,003	13,210	358,420	69,000	56,288	130,050	694,971
Additions	5,302	-	-	-	-	3,000	8,302
Balance, December 31, 2025	73,305	13,210	358,420	69,000	56,288	133,050	703,273

Accumulated depreciation
Balance, December 31, 2023	67,782	7,245	36,771	-	25,551	99,783	237,132
Depreciation	13	2,642	14,337	-	11,258	30,267	58,517
Balance, December 31, 2024	67,795	9,887	51,108	-	36,809	130,050	295,649
Depreciation	2,332	2,662	14,338	-	10,961	133	30,426
Balance, December 31, 2025	70,127	12,549	65,446	-	47,770	130,183	326,075

Carrying amount
Balance, December 31, 2024	208	3,323	307,312	69,000	19,479	-	399,322
Balance, December 31, 2025	3,178	661	292,974	69,000	8,518	2,867	377,198